Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	30,000,000	30,000,000
Preferred stock, shares issued	6,545,386	545,386
Preferred stock, shares outstanding	6,545,386	545,386
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	700,000,000	700,000,000
Common stock, shares issued	291,563,930	291,563,930
Common stock, shares outstanding	291,563,930	291,563,930
Treasury stock, shares	4,730	4,730